Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events
Acquisitions/New Investments
Subsequent to September 30, 2021, the Company acquired an aggregate of $4.9 billion of real estate, exclusive of closing costs and related working capital, across five separate transactions.

Financings
Subsequent to September 30, 2021, to finance its acquisitions the Company borrowed an aggregate of $758.9 million across its revolving credit facility, Barclays RA and Line of Credit.
Proceeds from the Issuance of Common Stock
As of November 12, 2021, the Company had received net proceeds of $6.9 billion from the issuance of its common stock in its public offerings.

16.	Subsequent Events
Acquisitions / New Investments
Subsequent to December 31, 2020, the Company acquired a real estate investment for approximately $134.8 million, exclusive of closing costs, and originated one loan for $500.4 million.
Status of the Offering
As of March 26, 2021, the Company had sold an aggregate of 120,404,905 shares of its common stock (consisting of 2,850,070 Class T shares, 61,954,369 Class S shares, 4,699,738 Class D shares, and 50,900,728 Class I shares) in the Offering resulting in net proceeds of approximately $2.5 billion to the Company as payment for such shares.